April 5, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Collaborative Investment Series Trust – File Nos. 333-221072; 811-23306

Ladies and Gentlemen:

On behalf of Collaborative Investment Series Trust (the "Registrant"), we hereby submit, via electronic filing, Post-Effective Amendment No. 1 to the Registrant’s Registration Statement (the “Amendment”) on behalf of Mercator International Opportunity Fund (the “Fund”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to add Mercator Investment Management, LLC as sub-advisor to the Fund.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265 or Emily Little at (614) 469-3264.

Very truly yours,

/s/Emily M. Little

Emily M. Little